Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 133.8%

Michigan — 130.5%

Corporate — 3.6%
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	$14,500	$16,697,330

County/City/Special District/School District — 25.3%
Anchor Bay School District, GO, Refunding (Q-SBLF):
4.38%, 05/01/27	1,600	1,670,448
4.50%, 05/01/29	1,505	1,573,161
Battle Creek School District Michigan, GO, Refunding, (Q-SBLF), 5.00%, 05/01/37	1,170	1,377,523
Berkley School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/35	2,965	3,442,484
Byron Center Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/43	4,475	5,241,478
5.00%, 05/01/47	740	857,741
Columbia Michigan School District, GO, Unlimited Tax, School Building & Site (Q-SBLF), 5.00%, 05/01/38	5,185	5,825,399
Comstock Park Michigan Public Schools, GO, School Building & Site, Series B (Q-SBLF)(a):
5.50%, 05/01/21	1,200	1,275,624
5.50%, 05/01/21	2,185	2,322,699
Country of Saginaw Michigan, GO, 4.00%, 11/01/42	2,000	2,193,300
Dearborn Brownfield Redevelopment Authority, GO, Limited Tax, Redevelopment, Series A (AGC), 5.50%, 05/01/39	5,300	5,316,059
Dearborn School District, GO, School Building & Site, Series A (Q-SBLF):
5.00%, 05/01/32	1,500	1,698,660
5.00%, 05/01/33	1,600	1,809,088
5.00%, 05/01/34	1,200	1,355,628
Dowagiac Union School District, GO, (Q-SBLF), 5.00%, 05/01/41	1,140	1,333,196
East Lansing School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/42	1,000	1,185,590
Farmington Public School District, GO, Refunding, School Building & Site (AGM):
5.00%, 05/01/33	1,500	1,756,305
5.00%, 05/01/34	1,500	1,753,050
5.00%, 05/01/35	1,000	1,165,110

Security	Par (000)	Value

County/City/Special District/School District (continued)
Flint EDC, RB, Michigan Department of Human Services Office Building Project, 5.25%, 10/01/41	$4,950	$5,226,655
Fraser Public School District, GO, Refunding, School Building & Site (Q-SBLF):
5.00%, 05/01/43	2,000	2,367,120
5.00%, 05/01/47	3,225	3,781,603
Gibraltar School District, GO, (Q-SBLF), 5.00%, 05/01/36	750	911,610
Goodrich Area School District, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	1,540	1,637,051
5.50%, 05/01/36	460	486,464
Goodrich Area School District Michigan, GO, School Building & Site (Q-SBLF):
5.50%, 05/01/21(a)	2,575	2,737,277
5.50%, 05/01/32	1,000	1,059,600
Grandville Public Schools, GO, School Building & Site, Series II (AGM), 5.00%, 05/01/40	3,250	3,727,750
Gull Lake Community School District, GO, School Building & Site, Series I (Q-SBLF), 5.00%, 05/01/45	4,000	4,774,280
Hudsonville Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.25%, 05/01/21(a)	6,750	7,150,545
Jackson Michigan Public Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/42	4,000	4,794,680
Kentwood Public Schools, GO, School Building & Site:
5.00%, 05/01/41	1,120	1,316,067
5.00%, 05/01/44	1,815	2,127,489
Livonia Public Schools, GO, Series I (AGM), 5.00%, 05/01/43	5,000	5,506,700
Mattawan Consolidated School District, GO, Series I (Q-SBLF), 5.00%, 05/01/39	3,375	3,898,327
Mona Shores Public Schools, GO, School Building & Site, Series I (Q-SBLF):
5.00%, 05/01/42	1,000	1,218,240
5.00%, 05/01/43	1,025	1,246,544
5.00%, 05/01/44	1,525	1,852,494
Swartz Creek Community Schools, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/44	4,270	5,173,318

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
Troy School District, GO, School Building & Site (Q-SBLF), 5.00%, 05/01/28	$2,000	$2,288,280
Walled Lake Consolidated School District, GO, School Building & Site (Q-SBLF):
5.00%, 05/01/37	2,850	3,200,464
5.00%, 05/01/40	2,630	2,949,992
5.00%, 05/01/43	1,530	1,710,938
Zeeland Public Schools, GO, School Building & Site, Series A (AGM):
5.00%, 05/01/33	1,000	1,164,250
5.00%, 05/01/34	1,000	1,162,270
5.00%, 05/01/35	1,000	1,160,950

		117,783,501

Education — 21.2%
City of Grand Rapids Michigan EDC, RB, Ferris State University Project, Series A, 5.50%, 10/01/35	760	789,047
Ferris State University, Refunding RB, General (AGM):
4.50%, 10/01/24	1,595	1,599,083
4.50%, 10/01/25	1,405	1,408,597
Grand Valley State University, RB, 5.00%, 12/01/43	1,600	1,938,496
Lake Superior State University, RB, General (AGM), 5.00%, 01/15/48	3,750	4,403,437
Michigan Finance Authority, Refunding RB:
College for Creative Studies, 4.00%, 12/01/33	1,720	1,792,412
5.00%, 12/01/36	1,550	1,684,726
5.00%, 12/01/40	2,900	3,131,884
5.00%, 12/01/45	4,400	4,735,412
Series 25 A, AMT, Student Loan Revenue,
4.00%, 11/01/29	5,900	6,213,703
4.00%, 11/01/30	2,850	2,996,148
4.00%, 11/01/31	3,150	3,305,894
Michigan State University, Refunding RB, General, Series C:
5.00%, 02/15/40	8,470	8,553,260
5.00%, 02/15/44	1,000	1,009,500
Michigan Technological University, RB, General, Series A, 5.00%, 10/01/45	1,800	2,076,390

Security	Par (000)	Value

Education (continued)
Oakland University, RB:
5.00%, 03/01/41	$3,635	$4,239,646
General, 5.00%, 03/01/32	400	431,968
General, Series A, 5.00%, 03/01/38	5,490	6,063,979
General, Series A, 5.00%, 03/01/43	16,845	18,520,741
University of Michigan, RB, Series A, 5.00%, 04/01/39	3,425	3,926,626
Wayne State University, RB, General, Series A, 5.00%, 11/15/40	3,000	3,359,520
Western Michigan University, Refunding RB, General, University and College Improvements:
5.25%, 11/15/40	3,500	3,741,465
5.25%, 11/15/43	8,475	9,560,986
(AGM), 5.25%, 11/15/33	1,000	1,143,320
(AGM), 5.00%, 11/15/39	1,750	1,966,843

		98,593,083

Health — 31.7%
Grand Traverse County Hospital Finance Authority, RB:
Munson Healthcare Obligated Group, Series A, 5.00%, 07/01/49	2,610	3,081,079
Munson Healthcare Obligated Group, Series B, 4.00%, 07/01/49	2,000	2,186,480
Series A, 5.00%, 07/01/44	4,230	4,746,398
Series A, 5.00%, 07/01/47	2,200	2,466,684
Kalamazoo Economic Development Corp., Refunding RB, Heritage Community of Kalamazoo Project:
5.00%, 05/15/32	2,000	2,266,160
5.00%, 05/15/37	1,230	1,377,231
5.00%, 05/15/42	1,050	1,158,245
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM):
5.25%, 05/15/20(a)	4,140	4,227,851
5.25%, 05/15/36	3,360	3,429,619
Kent Hospital Finance Authority Michigan, Refunding RB, Spectrum Health, Series A, 5.00%, 11/15/21(a)	7,500	8,043,000
Kentwood Economic Development Corp., Refunding RB, Holland Home Obligated Group, 5.00%, 11/15/41	2,335	2,656,203

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health (continued)
Michigan Finance Authority, RB:
Beaumont Health Credit Group, 4.00%, 11/01/46	$1,025	$1,085,229
Sparrow Obligated Group,
5.00%, 11/15/36	2,500	2,721,250
5.00%, 11/15/45	3,750	4,277,437
Michigan Finance Authority, Refunding RB:
Henry Ford Health System,
4.00%, 11/15/46	8,500	9,124,580
5.00%, 11/15/37	3,000	3,548,790
5.00%, 11/15/41	1,000	1,172,700
Hospital, McLaren Health Care, 5.00%, 05/15/32	1,000	1,159,740
5.00%, 05/15/33	2,000	2,314,980
5.00%, 05/15/34	5,000	5,775,400
5.00%, 05/15/34	1,500	1,732,620
5.00%, 05/15/35	4,945	5,699,360
Hospital; Trinity Health Credit Group, 5.00%, 12/01/39	4,980	5,304,497
MidMichigan Health, 5.00%, 06/01/39	1,500	1,690,140
Trinity Health Credit Group,
5.00%, 12/01/21(a)	20	21,542
5.00%, 12/01/31	5,000	5,355,200
5.00%, 12/01/35	6,500	6,900,725
Michigan State Hospital Finance Authority, RB, Ascension Health Senior Credit Group, 5.00%, 11/15/25	6,000	6,006,960
Michigan State Hospital Finance Authority, Refunding RB:
Henry Ford Health System, 5.75%, 11/15/19(a)	3,165	3,169,114
Hospital, Oakwood Obligated Group, 5.00%, 11/01/32	4,000	4,390,200
McLaren Health Care, Series A, 5.00%, 06/01/35	2,250	2,436,210
Michigan Strategic Fund, Refunding RB, Holland Home Obligated Group, 5.00%, 11/15/43	1,220	1,384,127
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	27,365	30,629,644

Security	Par (000)	Value

Health (continued)
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	$5,300	$5,619,378

		147,158,773

Housing — 8.0%
Michigan State HDA, RB, M/F:
Housing, Rental Housing Revenue, Series A,
4.45%, 10/01/34	1,000	1,065,320
4.63%, 10/01/39	3,490	3,702,401
4.75%, 10/01/44	5,000	5,273,300
Williams Pavilion, AMT (Ginnie Mae), 4.75%, 04/20/37	3,080	3,082,187
Michigan State Housing Development Authority, RB, Series A:
M/F Housing, 4.30%, 10/01/40	3,320	3,575,308
M/F, 4.00%, 10/01/43	7,420	8,027,179
S/F Housing, 4.00%, 12/01/44	4,000	4,309,400
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 4.13%, 12/01/38	7,500	8,181,150

		37,216,245

State — 19.0%
Michigan Finance Authority, RB, Charter County of Wayne Criminal Justice Center Project:
5.00%, 11/01/34	215	265,998
5.00%, 11/01/43	4,000	4,842,000
5.00%, 11/01/38	2,500	3,057,600
Michigan Finance Authority, Refunding RB, Detroit Regional Convention Facility Authority Local Project Bonds, 5.00%, 10/01/39	5,400	6,085,746
Michigan State Finance Authority, RB, Local Government Loan Program, Series F, 5.00%, 04/01/31	1,000	1,059,650
Michigan Strategic Fund, RB:
1-75 Improvement Project, AMT (AGM), 4.25%, 12/31/38	14,000	15,611,680
I-75 Improvement Project, AMT, 5.00%, 12/31/43	15,000	17,709,300
Michigan Senate Offices Project, Series A, 5.25%, 10/15/40	3,000	3,548,370

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Michigan Strategic Fund, Refunding RB, Cadillac Place Office Building Project, 5.25%, 10/15/31	$7,000	$7,524,440
State of Michigan, COP, (AMBAC), 0.00%, 06/01/22(b)(c)	3,000	2,878,470
State of Michigan Building Authority, RB, Local Government Loan Program, Series F, 5.25%, 10/01/41	8,595	9,075,375
State of Michigan Building Authority, Refunding RB:
Facilities Program, Series I-A, 5.50%, 10/15/45	2,000	2,140,300
Series I, 5.00%, 04/15/41	4,750	5,611,412
State of Michigan Trunk Line Fund, RB:
5.00%, 11/15/33	3,000	3,216,060
5.00%, 11/15/36	5,345	5,718,883

		88,345,284

Transportation — 5.4%
Wayne County Airport Authority, ARB, Series A, 5.00%, 12/01/42	1,000	1,189,800
Wayne County Airport Authority, RB:
Detroit Metropolitan Wayne County Airport, AMT (NPFGC), 5.00%, 12/01/39	1,475	1,663,844
Series B, AMT, 5.00%, 12/01/42	1,000	1,167,160
Series B, AMT, 5.00%, 12/01/47	1,250	1,449,787
Series D, 5.00%, 12/01/35	3,850	4,500,419
Series D, 5.00%, 12/01/45	5,000	5,774,350
Wayne County Airport Authority, Refunding RB, Series F, AMT, 5.00%, 12/01/34	8,000	9,226,400

		24,971,760

Utilities — 16.3%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,655	2,895,171
City of Detroit Michigan Water Supply System Revenue, RB, Series A:
Senior Lien, 5.25%, 07/01/41	4,325	4,569,622
(NPFGC), 5.00%, 07/01/34	10	10,025
City of Grand Rapids Michigan Sanitary Sewer System, Refunding RB, Series A (NPFGC), 5.50%, 01/01/22	810	850,314
City of Holland Michigan Electric Utility System, RB, Series A, 5.00%, 07/01/39	10,000	10,554,600

Security	Par (000)	Value

Utilities (continued)
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A:
5.00%, 07/01/27	$3,180	$3,375,729
5.00%, 07/01/31	6,830	7,240,141
5.00%, 07/01/37	3,335	3,523,394
5.50%, 07/01/41	5,000	5,314,600
City of Port Huron Michigan, RB, Water Supply System:
5.25%, 10/01/31	500	533,650
5.63%, 10/01/40	1,500	1,602,600
Downriver Utility Wastewater Authority, Refunding RB, (AGM), 5.00%, 04/01/43	1,000	1,200,080
Great Lakes Water Authority Water Supply System Revenue, RB, Second Lien, Series B, 5.00%, 07/01/46	10,000	11,663,600
Karegnondi Water Authority, Refunding RB:
5.00%, 11/01/41	2,750	3,222,038
5.00%, 11/01/45	3,000	3,478,920
Michigan Finance Authority, Refunding RB:
Government Loan Program, 5.00%, 07/01/34	2,000	2,330,240
5.00%, 07/01/35	750	873,173
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	1,000	1,154,530
5.00%, 07/01/32	5,250	6,058,290
Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/33	3,000	3,462,000
Michigan Municipal Bond Authority, RB, State Clean Water Revolving Fund, Pooled Project, 5.00%, 10/01/20(a)	2,000	2,068,900

		75,981,617

Total Municipal Bonds in Michigan		606,747,593

Puerto Rico — 3.3%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 5.00%, 07/01/58	380	397,693
Series B-1, 4.75%, 07/01/53	616	634,825

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

State (continued)
Series B-1, 5.00%, 07/01/58	$7,451	$7,788,903
Series B-2, 4.33%, 07/01/40	5,880	5,972,904
Series B-2, 4.78%, 07/01/58	597	612,695

Total Municipal Bonds in Puerto Rico		15,407,020

Total Municipal Bonds — 133.8% (Cost — $579,118,777)		622,154,613

Municipal Bonds Transferred to Tender Option Bond Trusts(d)

Michigan — 26.8%

Education — 11.9%
Eastern Michigan University, RB, General ,Series A (AGM), 4.00%, 03/01/44	10,000	10,924,000
Michigan State University, Refunding RB, General, Series A, 5.00%, 08/15/38(e)	10,000	11,205,900
University of Michigan, Refunding RB, 5.00%, 04/01/46	10,000	11,821,201
Wayne State University, RB, General, Series A(e):
5.00%, 11/15/40	10,000	11,198,400
5.00%, 11/15/43	8,530	10,370,859

		55,520,360

Health — 7.5%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	10,002	11,415,850
Michigan Finance Authority, Refunding RB:
Trinity Health Corp., Series 2016, 5.00%, 12/01/45	19,735	23,050,635
Trinity Health Credit Group, 5.00%, 12/01/39	190	202,380

		34,668,865

Security	Par (000)	Value

State — 4.8%
Michigan State Finance Authority, Refunding RB, Student Loan, AMT, Series A, 4.00%, 11/01/28	$8,750	$9,257,148
Michigan State University, RB, Board of Trustees, Series B, 5.00%, 02/15/44(e)	5,750	7,057,261
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	5,150	6,022,307

		22,336,716

Utilities — 2.6%
Lansing Board of Water & Light, Refunding RB, Series A, 5.00%, 07/01/44	10,000	12,283,897

		124,809,838

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.8% (Cost — $117,280,312)		124,809,838

Total Long-Term Investments — 160.6% (Cost — $696,399,089)		746,964,451

	Shares

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(f)(g)	5,476,274	5,476,821

Total Short-Term Securities — 1.2% (Cost — $5,476,785)		5,476,821

Total Investments — 161.8% (Cost — $701,875,874)		752,441,272

Other Assets Less Liabilities — 2.0%		9,317,278

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%		(64,725,008)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (49.9)%		(231,900,000)

Net Assets Applicable to Common Shares — 100.0%		465,133,542

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements which expire between June 01, 2021 to February 15, 2027, is $20,395,805.

(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/2019	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,325,529	3,150,745	5,476,274	$5,476,821	$9,333	$(285)	$(133)

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

COP	Certificates of Participation

EDC	Economic Development Corp.

GO	General Obligation Bonds

HDA	Housing Development Authority

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	57	12/19/19	$7,427	$10,737
Long U.S. Treasury Bond	84	12/19/19	13,556	49,281
5-Year U.S. Treasury Note	49	12/31/19	5,841	11,068

				71,086

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Michigan Quality Fund, Inc. (MIY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$746,964,451	$—	$746,964,451
Short-Term Securities	5,476,821	—	—	5,476,821

	$5,476,821	$746,964,451	$—	$752,441,272

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$71,086	$—	$—	$71,086

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(64,527,053)	$—	$(64,527,053)
VRDP Shares at Liquidation Value	—	(231,900,000)	—	(231,900,000)

	$—	$(296,427,053)	$—	$(296,427,053)